Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Income before taxation for the period	[1]	$ 25,485	$ 35,621	$ 18,130
Adjustment for:
Interest expense (net)		3,705	2,878	3,365
Depreciation, depletion and amortisation		28,701	22,135	26,223
Exploration well write-offs		1,218	449	897
Net gains on sale and revaluation of non-current assets and businesses		(2,519)	(3,265)	(1,640)
Share of profit of joint ventures and associates		(3,604)	(4,106)	(4,225)
Dividends received from joint ventures and associates		4,139	4,903	4,998
(Increase)/decrease in inventories		(2,635)	2,823	(2,079)
(Increase)/decrease in current receivables		(921)	1,955	(2,577)
(Decrease)/increase in current payables		(1,223)	(1,336)	2,406
Derivative financial instruments		(1,484)	799	(1,039)
Retirement benefits	[1]	(365)	390	(654)
Decommissioning and other provisions	[1]	(686)	(1,754)	(1,706)
Other	[1]	(28)	1,264	(142)
Tax paid		(7,605)	(9,671)	(6,307)
Cash flow from operating activities		42,178	53,085	35,650
Capital expenditure		(22,971)	(23,011)	(20,845)
Investments in joint ventures and associates		(743)	(880)	(595)
Investment in equity securities	[1]	(205)	(187)	(93)
Proceeds from sale of property, plant and equipment and businesses		4,803	4,366	8,808
Proceeds from sale of joint ventures and associates		2,599	1,594	2,177
Proceeds from sale of equity securities	[1]	469	4,505	2,636
Interest received		911	823	724
Other investing cash inflows	[1]	2,921	1,373	2,909
Other investing cash outflows	[1]	(3,563)	(2,242)	(3,750)
Cash flow from investing activities		(15,779)	(13,659)	(8,029)
Net decrease in debt with maturity period within three months		(308)	(396)	(869)
Other debt:
New borrowings		11,185	3,977	760
Repayments		(14,292)	(11,912)	(11,720)
Interest paid		(4,649)	(3,574)	(3,550)
Derivative financial instruments	[2]	(48)
Change in non-controlling interest		0	678	293
Cash dividends paid to:
Royal Dutch Shell plc shareholders		(15,198)	(15,675)	(10,877)
Non-controlling interest		(537)	(584)	(406)
Repurchases of shares		(10,188)	(3,947)	0
Shares held in trust: net purchases and dividends received		(1,174)	(1,115)	(717)
Cash flow from financing activities		(35,209)	(32,548)	(27,086)
Currency translation differences relating to cash and cash equivalents		124	(449)	647
(Decrease)/increase in cash and cash equivalents		(8,686)	6,429	1,182
Cash and cash equivalents at beginning of year		26,741	20,312	19,130
Cash and cash equivalents at end of year		$ 18,055	$ 26,741	$ 20,312

[1]
[A] With effect from 2019, the starting point for the Consolidated Statement of Cash Flows is ‘Income before taxation’ (previously 'Income'). Furthermore, to improve transparency, 'Retirement benefits' and 'Decommissioning and other provisions' have been separately disclosed. The 'Other' component of cash flow from investing activities has been expanded to distinguish between cash inflows and outflows. Prior period comparatives for these line items have been revised to conform with current year presentation. Overall, the revisions do not have an impact on cash flow from operating activities, cash flow from investing activities or cash flow from financing activities, as previously published.

[2]	[B] As from 2019, a new line item 'Derivative financial instruments' has been introduced for derivatives related to debt.